Prepaid Expenses (Details) (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011
Prepaid Expenses (Textual)
Stock Based Compensation	$ 5,431	$ 166,671
Prepaid Expenses-Related Parties		$ 5,431
Amortization period for share based payment	3 years